Withholding Taxes Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Withholding Taxes Receivables Net Abstract
Schedule of withholding tax receivables
	2022	2021
Balance at January 1,	$3,531,953	$4,225,039
Addition	749,205	826,634
Collection	(1,008,194)	(648,025)
Write off/Allowance for uncollectible	(448,243)	(190,038)
Exchange difference	(133,625)	(681,657)
Balance at December 31,	$2,691,096	$3,531,953

Schedule of current and non current portion of tax receivables
	As of December 31,
	2022	2021
Current portion	$757,024	$-
Non-current portion	1,934,072	3,531,953
Withholding taxes receivables, net	$2,691,096	$3,531,953